2. Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Investment securities available for sale at December 31, 2017 and 2016 are as follows:

(Dollars in thousands)
	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$53,124	814	329	53,609
U.S. Government
sponsored enterprises	40,504	140	264	40,380
State and political subdivisions	129,276	4,310	16	133,570
Corporate bonds	1,500	12	-	1,512
Trust preferred securities	250	-	-	250
Total	$224,654	5,276	609	229,321

(Dollars in thousands)
	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$66,654	1,221	290	67,585
U.S. Government
sponsored enterprises	38,188	308	274	38,222
State and political subdivisions	137,832	4,176	152	141,856
Corporate bonds	1,500	33	-	1,533
Trust preferred securities	750	-	-	750
Total	$244,924	5,738	716	249,946

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2017 and 2016 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$8,701	75	11,259	254	19,960	329
U.S. Government
sponsored enterprises	12,661	98	10,067	166	22,728	264
State and political subdivisions	798	2	1,501	14	2,299	16
Total	$22,160	175	22,827	434	44,987	609

(Dollars in thousands)
	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$15,594	290	-	-	15,594	290
U.S. Government
sponsored enterprises	10,120	94	9,562	180	19,682	274
State and political subdivisions	10,441	123	561	29	11,002	152
Total	$36,155	507	10,123	209	46,278	716

At December 31, 2017, unrealized losses in the investment securities portfolio relating to debt securities totaled $609,000. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary. From the December 31, 2017 tables above, four out of 159 securities issued by state and political subdivisions contained unrealized losses and 27 out of 78 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses. These unrealized losses are considered temporary because of acceptable financial condition and results of operations on each security and the repayment sources of principal and interest on U.S. Government sponsored enterprises, including mortgage-backed securities, are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   No investment impairments were deemed other-than-temporary in 2017, 2016 or 2015.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2017, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2017
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$17,584	17,682
Due from one to five years	96,639	99,547
Due from five to ten years	48,542	49,578
Due after ten years	8,765	8,905
Mortgage-backed securities	53,124	53,609
Equity securities	-	-
Total	$224,654	229,321

No securities available for sale were sold during the year ended December 31, 2017. During 2016, proceeds from sales of securities available for sale were $1.5 million and resulted in gross gains of $729,000. No securities available for sale were sold during the year ended December 31, 2015.

Securities with a fair value of approximately $105.6 million and $95.6 million at December 31, 2017 and 2016, respectively, were pledged to secure public deposits, Federal Home Loan Bank of Atlanta (“FHLB”) borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements. Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2017 and 2016.

(Dollars in thousands)
	December 31, 2017
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$53,609	-	53,609	-
U.S. Government
sponsored enterprises	$40,380	-	40,380	-
State and political subdivisions	$133,570	-	133,570	-
Corporate bonds	$1,512	-	1,512	-
Trust preferred securities	$250	-	-	250

(Dollars in thousands)
	December 31, 2016
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$67,585	-	67,585	-
U.S. Government
sponsored enterprises	$38,222	-	38,222	-
State and political subdivisions	$141,856	-	141,856	-
Corporate bonds	$1,533	-	1,533	-
Trust preferred securities	$750	-	-	750

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available. If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2017.

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$750
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	(500)
Transfers in and/or (out) of Level 3	-
Balance, end of period	$250

Change in unrealized gain/(loss) for assets still held in Level 3	$-